Earnings per Share (Schedule of Calculation of Basic and Diluted Net Income Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss attributable to Stratasys Ltd.	$ (10,849)	$ (10,964)	$ (39,981)
Adjustment of redeemable non-controlling interest to redemption amount		(935)
Net loss attributable to Stratasys Ltd. for basic loss per share	$ (10,849)	$ (11,899)	$ (39,981)
Denominator:
Add: Weighted average shares - denominator for basic net loss per share	54,260	53,751	52,959
Net loss per share
Basic	$ (0.20)	$ (0.22)	$ (0.75)
Diluted	$ (0.20)	$ (0.22)	$ (0.75)